Shareholder Report, Holdings (Details)	Sep. 30, 2024
C000206014 | U.S. Treasury Notes8195978
Holdings [Line Items]
Percent of Total Investments	5.50%
C000206014 | U.S. Treasury Notes8195969
Holdings [Line Items]
Percent of Total Investments	5.00%
C000206014 | U.S. Treasury Bonds8195985
Holdings [Line Items]
Percent of Total Investments	3.70%
C000206014 | FHLMC8195902
Holdings [Line Items]
Percent of Total Investments	3.00%
C000206014 | U.S. Treasury Notes8195981
Holdings [Line Items]
Percent of Total Investments	2.40%
C000206014 | U.S. Treasury Bonds8195991
Holdings [Line Items]
Percent of Total Investments	2.20%
C000206014 | FHLMC8195899
Holdings [Line Items]
Percent of Total Investments	2.20%
C000206014 | U.S. Treasury Notes8195972
Holdings [Line Items]
Percent of Total Investments	2.10%
C000206014 | FNMA8195928
Holdings [Line Items]
Percent of Total Investments	2.00%
C000206014 | FHLMC8195910
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206014 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206014 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206014 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206014 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206014 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206014 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206014 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206014 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206014 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206014 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206014 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206014 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206014 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206014 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206014 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206014 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206013 | U.S. Treasury Notes8195978
Holdings [Line Items]
Percent of Total Investments	5.50%
C000206013 | U.S. Treasury Notes8195969
Holdings [Line Items]
Percent of Total Investments	5.00%
C000206013 | U.S. Treasury Bonds8195985
Holdings [Line Items]
Percent of Total Investments	3.70%
C000206013 | FHLMC8195902
Holdings [Line Items]
Percent of Total Investments	3.00%
C000206013 | U.S. Treasury Notes8195981
Holdings [Line Items]
Percent of Total Investments	2.40%
C000206013 | U.S. Treasury Bonds8195991
Holdings [Line Items]
Percent of Total Investments	2.20%
C000206013 | FHLMC8195899
Holdings [Line Items]
Percent of Total Investments	2.20%
C000206013 | U.S. Treasury Notes8195972
Holdings [Line Items]
Percent of Total Investments	2.10%
C000206013 | FNMA8195928
Holdings [Line Items]
Percent of Total Investments	2.00%
C000206013 | FHLMC8195910
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206013 | Other
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000206013 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000206013 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000206013 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000206013 | Materials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206013 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000206013 | Municipal Bond
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000206013 | Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000206013 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000206013 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000206013 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206013 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000206013 | Financials
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000206013 | Asset-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C000206013 | Mortgage-Backed Security
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C000206013 | U.S. Treasury Obligation
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C000206016 | Tenneco8195462
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | ITT Holdings8195408
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Virtusa8195477
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Consensus Cloud Solutions8195389
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Midcap Financial Issuer Trust8195427
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206016 | Borr IHC8195357
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Rand Parent8195448
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Venture Global LNG8195475
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Rain Carbon8195446
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Allied Universal Holdco8195364
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206016 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206016 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206016 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206016 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206016 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000206016 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206016 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206016 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206016 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206016 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206016 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206015 | Tenneco8195462
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | ITT Holdings8195408
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Virtusa8195477
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Consensus Cloud Solutions8195389
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Midcap Financial Issuer Trust8195427
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206015 | Borr IHC8195357
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Rand Parent8195448
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Venture Global LNG8195475
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Rain Carbon8195446
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Allied Universal Holdco8195364
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206015 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206015 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000206015 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000206015 | Materials
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000206015 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C000206015 | Energy
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C000206015 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C000206015 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C000206015 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000206015 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000206015 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000206017 | ADMA Biologics8195638
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206017 | ICU Medical8195742
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Fluor8195713
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206017 | Catalyst Pharmaceuticals8195682
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Amphastar Pharmaceuticals8195646
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Sprouts Farmers Market8195845
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Rambus8195833
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Hecla Mining8195733
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Surgery Partners8195862
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Ollie's Bargain Outlet Holdings8195820
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206017 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206017 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206017 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206017 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206017 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206017 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206017 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000206017 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206017 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000206017 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206017 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000206017 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000206018 | ADMA Biologics8195638
Holdings [Line Items]
Percent of Total Investments	1.70%
C000206018 | ICU Medical8195742
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Fluor8195713
Holdings [Line Items]
Percent of Total Investments	1.60%
C000206018 | Catalyst Pharmaceuticals8195682
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Amphastar Pharmaceuticals8195646
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Sprouts Farmers Market8195845
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Rambus8195833
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Hecla Mining8195733
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Surgery Partners8195862
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Ollie's Bargain Outlet Holdings8195820
Holdings [Line Items]
Percent of Total Investments	1.50%
C000206018 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000206018 | Communication Services
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000206018 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000206018 | Materials
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000206018 | Information Technology
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000206018 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000206018 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000206018 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000206018 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	18.50%
C000206018 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000206018 | Financials
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000206018 | Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	1.50%